T. ROWE PRICE Spectrum Conservative Allocation Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 1.1%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 7.158%, 4/15/35 (1) 440,000 430
AGL
Series 2022-17A, Class A, CLO, FRN
3M TSFR + 1.33%, 6.664%, 1/21/35 (1) 590,000 585
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  445,000 414
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  251,000 230
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  410,000 407
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 250,000 226
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 470,000 467
Carmax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26  735,000 721
Carmax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  1,050,000 966
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  260,000 236
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M TSFR + 1.402%, 6.71%, 7/15/36 (1) 505,000 502
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 257,050 230
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.67%, 7/17/34 (1) 490,000 485
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  800,000 776
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  505,000 495

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  90,000 90
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  345,000 337
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  200,000 196
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 900,000 887
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class C
1.31%, 10/15/25 (1) 240,000 238
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 523,875 493
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 235,200 187
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 104,000 99
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 330,000 308
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M TSFR + 1.402%, 6.747%, 1/23/35 (1) 300,000 296
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29 (1) 140,000 139
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.598%, 10/15/32 (1) 435,000 432
Madison Park Funding XXXV
Series 2019-35A, Class A1R, CLO, FRN
3M TSFR + 1.252%, 6.578%, 4/20/32 (1) 895,000 890
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 715,671 700
Navient Private Education Loan Trust
Series 2018-BA, Class A2A
3.61%, 12/15/59 (1) 166,963 162
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 450,000 369

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M TSFR + 1.392%, 6.712%, 10/19/31 (1) 470,000 468
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M TSFR + 1.252%, 6.572%, 1/20/32 (1) 1,190,000 1,181
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.70%, 7/17/35 (1) 370,000 367
OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M TSFR + 1.382%, 6.708%, 7/20/29 (1) 681,966 680
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 7.238%, 7/20/29 (1) 475,000 469
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M TSFR + 1.442%, 6.787%, 1/24/33 (1) 825,000 818
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 126,452 126
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M TSFR + 1.272%, 6.58%, 7/17/29 (1) 224,830 225
Palmer Square
Series 2022-1A, Class A, CLO, FRN
3M TSFR + 1.32%, 6.646%, 4/20/35 (1) 445,000 440
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 76,612 75
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  285,000 264
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  385,000 375
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  850,000 835
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 590,000 569
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 508,128 423
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 490,000 443

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 7.196%, 4/22/35 (1) 380,000 373
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  250,000 244
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M TSFR + 1.322%, 6.648%, 10/20/29 (1) 295,050 294
Total Asset-Backed Securities (Cost $22,416) 21,662
BOND MUTUAL FUNDS 25.2%
T. Rowe Price Dynamic Global Bond Fund - I Class, 6.43% (2)(3) 14,613,905 114,281
T. Rowe Price Inflation Protected Bond Fund - I Class, 6.06% (2)(3) 684 7
T. Rowe Price Institutional Emerging Markets Bond Fund,
6.69% (2)(3) 16,829,627 106,531
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
8.97% (2)(3) 4,271,059 40,148
T. Rowe Price Institutional High Yield Fund - Institutional Class,
8.04% (2)(3) 12,952,143 98,048
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.51% (2)(3) 13,733,150 111,513
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 6.11% (2)(3) 16,293 77
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.31% (2)(3) 6,128,227 46,942
Total Bond Mutual Funds (Cost $614,274) 517,547
COMMON STOCKS 34.4%
COMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 0.2%
KT (KRW)  27,995 698
Nippon Telegraph & Telephone (JPY)  2,179,900 2,517
3,215
Entertainment 0.1%
Liberty Media Corp-Liberty Live, Class C (4) 6,665 224
Netflix (4) 5,063 2,196
Sea, ADR (4) 7,391 278
2,698
Interactive Media & Services 1.6%
Alphabet, Class A (4) 16,429 2,237
Alphabet, Class C (4) 147,823 20,303
Meta Platforms, Class A (4) 26,456 7,828

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NAVER (KRW)  3,508 568
Tencent Holdings (HKD)  8,300 344
Vimeo (4) 41,420 165
Z Holdings (JPY)  161,100 484
31,929
Media 0.1%
CyberAgent (JPY) (5) 82,800 527
WPP (GBP)  114,361 1,108
1,635
Wireless Telecommunication Services 0.3%
T-Mobile U.S. (4) 35,009 4,770
Vodafone Group, ADR  73,464 685
5,455
Total Communication Services 44,932
CONSUMER DISCRETIONARY 3.6%
Automobile Components 0.2%
Autoliv, SDR (SEK)  10,262 1,001
Denso (JPY)  16,500 1,126
Dowlais Group (GBP) (4) 179,089 257
Magna International  20,020 1,177
Stanley Electric (JPY)  22,500 395
3,956
Automobiles 0.4%
General Motors  11,305 379
Honda Motor (JPY)  13,200 426
Rivian Automotive, Class A (4) 16,445 374
Suzuki Motor (JPY)  19,500 766
Tesla (4) 16,897 4,361
Toyota Motor (JPY)  117,200 2,019
8,325
Broadline Retail 1.1%
Alibaba Group Holding, ADR (4) 3,839 357
Amazon.com (4) 145,468 20,076
Kohl's  5,527 147
Next (GBP)  11,249 994
Ollie's Bargain Outlet Holdings (4) 10,294 794
Savers Value Village (4) 2,842 70
22,438
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions (4) 5,359 506
Clear Secure, Class A  14,836 323
Duolingo (4) 2,715 400

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rover Group, Acquisition Date: 8/2/21, Cost $— (4)(6) 6,383 —
Service Corp International  9,113 575
Strategic Education  4,393 340
2,144
Hotels, Restaurants & Leisure 0.8%
Amadeus IT Group (EUR)  13,061 896
BJ's Restaurants (4) 8,932 263
Booking Holdings (4) 1,454 4,515
CAVA Group, Acquisition Date: 6/23/20 - 3/26/21, Cost $261 (4)
(6) 27,291 1,212
Chipotle Mexican Grill (4) 731 1,408
Chuy's Holdings (4) 6,473 247
Compass Group (GBP)  66,662 1,681
DoorDash, Class A (4) 4,408 371
Dutch Bros, Class A (4) 3,289 97
Hilton Worldwide Holdings  10,549 1,568
Jack in the Box  1,900 153
Marriott Vacations Worldwide  673 73
McDonald's  10,852 3,051
Papa John's International  8,754 663
Red Rock Resorts, Class A  4,996 219
Wyndham Hotels & Resorts  3,761 284
16,701
Household Durables 0.2%
Installed Building Products  1,300 188
Panasonic Holdings (JPY)  83,400 960
Persimmon (GBP)  33,193 448
Skyline Champion (4) 5,506 392
Sony Group (JPY)  17,300 1,439
3,427
Specialty Retail 0.6%
AutoZone (4) 430 1,088
Bath & Body Works  5,900 218
Burlington Stores (4) 3,911 635
Caleres  7,600 218
Carvana (4) 7,500 378
Farfetch, Class A (4) 22,348 64
Five Below (4) 1,378 237
Floor & Decor Holdings, Class A (4) 1,047 104
Home Depot  1,807 597
Kingfisher (GBP)  421,927 1,250
Monro  8,420 276
O'Reilly Automotive (4) 1,513 1,422
RH (4) 542 198

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ross Stores  7,680 935
TJX  13,424 1,241
Ulta Beauty (4) 5,241 2,175
Warby Parker, Class A (4) 19,217 231
Zalando (EUR) (4) 15,440 480
11,747
Textiles, Apparel & Luxury Goods 0.2%
Dr. Martens (GBP)  86,846 173
Kering (EUR)  1,779 951
Lululemon Athletica (4) 1,938 739
Moncler (EUR)  16,396 1,111
NIKE, Class B  4,969 505
Samsonite International (HKD) (4) 165,000 552
Skechers USA, Class A (4) 5,477 276
4,307
Total Consumer Discretionary 73,045
CONSUMER STAPLES 2.4%
Beverages 0.4%
Boston Beer, Class A (4) 1,378 504
Coca-Cola  41,111 2,460
Coca-Cola Consolidated  327 228
Diageo (GBP)  37,976 1,555
Heineken (EUR)  14,238 1,384
Kirin Holdings (JPY)  34,200 480
PepsiCo  7,108 1,265
7,876
Consumer Staples Distribution & Retail 0.3%
Dollar General  5,652 783
Seven & i Holdings (JPY)  33,000 1,354
Target  7,717 976
Walmart  20,372 3,313
Welcia Holdings (JPY) (5) 15,600 287
6,713
Food Products 0.8%
Barry Callebaut (CHF)  392 683
General Mills  19,843 1,343
Hershey  7,967 1,712
Kraft Heinz  8,590 284
Mondelez International, Class A  63,059 4,494
Nestle (CHF)  42,016 5,052
Post Holdings (4) 4,654 417
Simply Good Foods (4) 4,153 150
TreeHouse Foods (4) 4,043 188

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Utz Brands  16,615 256
Wilmar International (SGD)  375,500 1,050
15,629
Household Products 0.3%
Colgate-Palmolive  30,928 2,272
Procter & Gamble  31,232 4,821
7,093
Personal Care Products 0.4%
BellRing Brands (4) 17,041 707
Kenvue  126,247 2,910
L'Oreal (EUR)  3,498 1,537
Oddity Tech, Class A (4) 1,179 49
Unilever (GBP)  55,431 2,831
8,034
Tobacco 0.2%
Philip Morris International  31,870 3,061
3,061
Total Consumer Staples 48,406
ENERGY 1.6%
Energy Equipment & Services 0.4%
Cactus, Class A  3,693 197
ChampionX  8,062 291
Expro Group Holdings (4) 7,584 178
Halliburton  56,885 2,197
Liberty Energy, Class A  19,678 314
NexTier Oilfield Solutions (4) 32,297 343
NOV  19,700 416
Schlumberger  62,965 3,712
7,648
Oil, Gas & Consumable Fuels 1.2%
Chevron  18,176 2,928
ConocoPhillips  12,300 1,464
Devon Energy  21,346 1,091
Diamondback Energy  9,536 1,448
EQT  80,178 3,465
Equinor (NOK)  73,490 2,257
Exxon Mobil  18,826 2,093
Kimbell Royalty Partners  8,357 128
Kinder Morgan  84,975 1,463
Magnolia Oil & Gas, Class A  16,446 375
Range Resources  61,900 2,004
Shell, ADR  20,874 1,296
Southwestern Energy (4) 67,000 454

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TotalEnergies (EUR) (5) 41,381 2,596
Williams  59,012 2,038
25,100
Total Energy 32,748
FINANCIALS 5.7%
Banks 1.8%
ANZ Group Holdings (AUD)  44,026 719
Bank of America  151,156 4,334
BankUnited  8,278 217
Blue Foundry Bancorp (4) 5,597 52
BNP Paribas (EUR)  17,941 1,160
Cadence Bank  11,371 260
Capitol Federal Financial  25,150 143
Columbia Banking System  13,400 274
CRB Group, Acquisition Date: 4/14/22, Cost $21 (4)(6)(7) 199 15
CrossFirst Bankshares (4) 10,169 109
DBS Group Holdings (SGD)  31,767 782
Dime Community Bancshares  8,332 178
DNB Bank (NOK)  92,706 1,832
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $24 (4)(6)(7) 2,412 48
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $12 (4)(6)(7) 1,185 24
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (4)(6)(7) 360 4
East West Bancorp  11,973 663
Eastern Bankshares  13,700 184
Equity Bancshares, Class A  5,306 133
Erste Group Bank (EUR)  12,438 444
FB Financial  7,354 223
First Bancshares  7,182 204
Five Star Bancorp  5,304 116
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $41 (4)(6)(7) 4,129 10
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (4)(6)(7) 803 —
HarborOne Bancorp  828 8
HDFC Bank (INR)  48,362 919
Heritage Commerce  21,159 183
Home BancShares  8,506 189
ING Groep (EUR)  152,249 2,157
Intesa Sanpaolo (EUR)  222,363 594
JPMorgan Chase  45,908 6,718
Kearny Financial  11,236 83
Live Oak Bancshares  9,022 292

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lloyds Banking Group (GBP)  1,566,304 837
Mitsubishi UFJ Financial Group (JPY)  145,900 1,164
National Bank of Canada (CAD)  20,914 1,458
Origin Bancorp  8,597 264
Pacific Premier Bancorp  7,874 181
Pinnacle Financial Partners  5,143 342
PNC Financial Services Group  15,427 1,863
Popular  2,900 198
SouthState  5,338 386
Standard Chartered (GBP)  69,289 623
Sumitomo Mitsui Trust Holdings (JPY)  12,689 475
Svenska Handelsbanken, Class A (SEK)  124,555 1,039
Texas Capital Bancshares (4) 3,812 238
U.S. Bancorp  37,261 1,361
United Overseas Bank (SGD)  61,500 1,292
Veritex Holdings  8,429 159
Wells Fargo  51,955 2,145
Western Alliance Bancorp  4,898 245
37,541
Capital Markets 0.6%
Bridgepoint Group (GBP)  138,598 306
Brookfield (CAD)  22,646 773
Cboe Global Markets  12,020 1,800
Charles Schwab  8,442 499
CME Group  2,600 527
Goldman Sachs Group  9,326 3,056
Julius Baer Group (CHF)  14,790 1,027
LPL Financial Holdings  6,594 1,520
Macquarie Group (AUD)  7,178 821
Morgan Stanley  8,712 742
MSCI  378 205
P10, Class A  16,529 199
S&P Global  2,056 804
StepStone Group, Class A  8,729 269
TMX Group (CAD)  11,340 251
XP, Class A (4) 18,158 460
13,259
Consumer Finance 0.1%
American Express  9,933 1,570
Encore Capital Group (4) 4,124 193
PRA Group (4) 7,610 148
1,911
Financial Services 1.4%
Adyen (EUR) (4) 583 487

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Affirm Holdings (4) 4,635 96
ANT Group, Acquisition Date: 8/14/23, Cost $174 (4)(6)(7) 174,121 170
Berkshire Hathaway, Class B (4) 14,789 5,327
Block, Class A (4) 3,657 211
Challenger (AUD)  75,378 330
Corebridge Financial  29,819 532
Element Fleet Management (CAD)  94,246 1,449
Essent Group  2,116 106
Fiserv (4) 27,317 3,316
FleetCor Technologies (4) 2,504 680
Mastercard, Class A  10,171 4,197
Mitsubishi HC Capital (JPY)  80,000 520
PennyMac Financial Services  8,806 632
Toast, Class A (4) 11,170 248
Visa, Class A  38,109 9,363
27,664
Insurance 1.8%
AIA Group (HKD)  146,800 1,328
Allstate  20,835 2,246
Assurant  3,819 532
AXA (EUR)  79,661 2,393
Axis Capital Holdings  9,453 519
Chubb  22,086 4,436
Definity Financial (CAD)  14,234 392
First American Financial  4,623 285
Hanover Insurance Group  3,140 335
Hartford Financial Services Group  27,991 2,010
Kemper  4,655 219
Marsh & McLennan  5,388 1,051
MetLife  69,119 4,378
Munich Re (EUR)  7,067 2,743
Ping An Insurance Group, Class H (HKD)  53,500 320
Progressive  35,472 4,735
Sampo, Class A (EUR)  28,463 1,249
Selective Insurance Group  8,328 826
Storebrand (NOK)  112,110 898
Sun Life Financial (CAD)  25,655 1,252
Tokio Marine Holdings (JPY)  62,100 1,371
Travelers  9,396 1,515
White Mountains Insurance Group  110 175
Zurich Insurance Group (CHF)  3,353 1,572
36,780
Total Financials 117,155

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HEALTH CARE 5.1%
Biotechnology 0.6%
Abcam, ADR (4) 22,733 514
Agios Pharmaceuticals (4) 3,545 97
Amgen  11,644 2,985
Apellis Pharmaceuticals (4) 9,149 386
Arcellx (4) 3,200 115
Argenx, ADR (4) 1,143 574
Ascendis Pharma, ADR (4) 4,096 401
Avid Bioservices (4) 14,885 176
Blueprint Medicines (4) 5,610 280
Cerevel Therapeutics Holdings (4) 4,527 107
Crinetics Pharmaceuticals (4) 4,500 78
CRISPR Therapeutics (4) 2,338 117
Cytokinetics (4) 4,643 162
Generation Bio (4) 8,557 41
Genmab (DKK) (4) 1,332 510
HilleVax (4) 3,035 40
Icosavax (4) 7,257 56
Immatics (4) 5,971 71
Insmed (4) 17,697 387
Ionis Pharmaceuticals (4) 6,022 243
Karuna Therapeutics (4) 1,851 348
Kymera Therapeutics (4) 2,015 38
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $1 (4)(6) 100 —
MacroGenics (4) 10,608 49
MoonLake Immunotherapeutics (4) 3,223 186
Morphic Holding (4) 1,531 84
MorphoSys, ADR (4) 18,558 139
Nkarta (4) 8,641 15
Prothena (4) 2,719 144
RAPT Therapeutics (4) 3,901 75
Regeneron Pharmaceuticals (4) 2,996 2,476
Relay Therapeutics (4) 3,775 39
Repare Therapeutics (4) 3,408 33
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (4)(6) 740 2
Vaxcyte (4) 4,079 212
Vertex Pharmaceuticals (4) 5,170 1,801
Verve Therapeutics (4) 4,362 56
Xencor (4) 6,260 138
Zentalis Pharmaceuticals (4) 4,114 109
13,284
Health Care Equipment & Supplies 0.8%
Alcon (CHF)  9,107 760

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Align Technology (4) 623 231
Becton Dickinson & Company  6,523 1,823
Elekta, Class B (SEK) (5) 79,387 567
Embecta  3,615 66
EssilorLuxottica (EUR)  5,225 982
GE HealthCare Technologies  18,922 1,333
ICU Medical (4) 2,497 362
Intuitive Surgical (4) 7,551 2,361
Koninklijke Philips (EUR) (4)(5) 47,068 1,058
Masimo (4) 3,084 352
Medtronic  10,700 872
Neogen (4) 16,778 388
Outset Medical (4) 12,158 166
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $114 (4)(6)(7) 30,352 12
Penumbra (4) 261 69
PROCEPT BioRobotics (4) 12,491 426
QuidelOrtho (4) 4,087 337
Siemens Healthineers (EUR)  25,434 1,273
STERIS  5,741 1,318
Stryker  3,146 892
Teleflex  852 181
15,829
Health Care Providers & Services 1.5%
Alignment Healthcare (4) 24,084 141
Cencora  29,681 5,223
dentalcorp Holdings (CAD) (4)(5) 10,571 52
Elevance Health  17,282 7,639
Fresenius (EUR)  28,226 905
Guardant Health (4) 5,500 215
HCA Healthcare  4,899 1,358
Humana  4,362 2,014
ModivCare (4) 2,676 86
Molina Healthcare (4) 7,194 2,231
NeoGenomics (4) 20,134 303
Option Care Health (4) 4,922 171
Pennant Group (4) 4,233 51
Privia Health Group (4) 17,783 467
Quest Diagnostics  10,418 1,370
Tenet Healthcare (4) 7,700 597
U.S. Physical Therapy  2,483 250
UnitedHealth Group  17,369 8,278
31,351
Health Care Technology 0.0%
Certara (4) 9,429 152
Doximity, Class A (4) 4,772 114

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Veeva Systems, Class A (4) 1,835 383
649
Life Sciences Tools & Services 0.6%
10X Genomics, Class A (4) 3,400 176
Adaptive Biotechnologies (4) 4,008 27
Agilent Technologies  11,326 1,371
Bruker  7,181 471
Danaher  10,649 2,822
Evotec (EUR) (4) 17,943 421
Olink Holding, ADR (4) 8,174 135
Pacific Biosciences of California (4) 25,716 290
Repligen (4) 826 144
Thermo Fisher Scientific  12,139 6,763
12,620
Pharmaceuticals 1.6%
Astellas Pharma (JPY)  120,800 1,828
AstraZeneca, ADR  62,180 4,217
Bayer (EUR)  22,730 1,244
Catalent (4) 5,936 297
Eli Lilly  12,464 6,908
GSK, ADR  23,778 835
Johnson & Johnson  10,912 1,764
Merck  36,247 3,950
Novartis (CHF)  25,332 2,549
Novo Nordisk, Class B (DKK)  11,045 2,037
Otsuka Holdings (JPY)  21,100 802
Roche Holding (CHF)  8,900 2,612
Sanofi (EUR)  27,127 2,889
Structure Therapeutics, ADR (4) 3,963 112
Ventyx Biosciences (4) 2,300 77
Zoetis  4,983 949
33,070
Total Health Care 106,803
INDUSTRIALS & BUSINESS SERVICES 3.8%
Aerospace & Defense 0.4%
Bombardier, Class B (CAD) (4) 2,900 118
Cadre Holdings  4,414 117
General Dynamics  10,582 2,398
L3Harris Technologies  8,575 1,527
Melrose Industries (GBP)  177,672 1,149
Northrop Grumman  1,274 552
Parsons (4) 8,478 484
Safran (EUR)  7,827 1,254

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TransDigm Group (4) 423 382
7,981
Building Products 0.2%
AZZ  9,579 471
Carrier Global  46,218 2,655
CSW Industrials  2,245 403
Zurn Elkay Water Solutions  10,804 320
3,849
Commercial Services & Supplies 0.1%
Casella Waste Systems, Class A (4) 3,757 296
Cintas  528 266
Rentokil Initial (GBP)  53,278 405
Stericycle (4) 5,242 232
Tetra Tech  1,582 249
1,448
Construction & Engineering 0.1%
WillScot Mobile Mini Holdings (4) 2,908 119
Worley (AUD)  85,697 964
1,083
Electrical Equipment 0.5%
ABB (CHF)  46,117 1,754
AMETEK  21,188 3,380
Eaton  3,780 871
Hubbell  1,685 549
Legrand (EUR)  13,832 1,363
Mitsubishi Electric (JPY)  107,800 1,404
Prysmian (EUR)  28,251 1,154
Thermon Group Holdings (4) 4,053 111
10,586
Ground Transportation 0.5%
Central Japan Railway (JPY)  4,700 603
Convoy, Warrants, 03/15/33, Acquisition Date: 3/24/23,
Cost $— (4)(6)(7) 801 —
CSX  131,345 3,967
Landstar System  1,497 284
Norfolk Southern  3,663 751
Old Dominion Freight Line  6,106 2,609
Saia (4) 1,602 683
Union Pacific  8,770 1,934
10,831
Industrial Conglomerates 0.5%
DCC (GBP)  11,296 618
General Electric  33,874 3,877

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Roper Technologies  2,319 1,158
Siemens (EUR)  31,220 4,690
10,343
Machinery 0.8%
Caterpillar  2,206 620
Crane  2,100 191
Cummins  12,986 2,987
Deere  955 392
Dover  2,067 307
Enerpac Tool Group  13,119 344
EnPro Industries  1,857 253
Esab  3,297 238
ESCO Technologies  2,934 314
Federal Signal  8,859 540
Graco  4,169 329
Helios Technologies  6,054 350
IDEX  6,630 1,501
Ingersoll Rand  14,548 1,013
John Bean Technologies  3,324 365
KION Group (EUR)  14,439 576
Marel (ISK)  17,109 63
Mueller Water Products, Class A  22,597 319
RBC Bearings (4) 2,625 605
Sandvik (SEK)  44,890 849
SMC (JPY)  900 438
SPX Technologies (4) 6,529 516
THK (JPY)  22,000 402
Toro  1,806 185
Westinghouse Air Brake Technologies  29,886 3,363
17,060
Passenger Airlines 0.0%
Allegiant Travel  2,830 251
251
Professional Services 0.4%
Booz Allen Hamilton Holding  14,838 1,681
Broadridge Financial Solutions  8,021 1,494
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $36 (4)(6)(7) 4,755 26
Clarivate (4) 26,747 199
Legalzoom.com (4) 8,518 97
Paycor HCM (4) 12,633 297
Recruit Holdings (JPY)  28,000 997
TechnoPro Holdings (JPY)  30,100 738
Teleperformance (EUR)  3,923 542

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Verisk Analytics  4,902 1,187
7,258
Trading Companies & Distributors 0.3%
Ashtead Group (GBP)  17,464 1,218
Beacon Roofing Supply (4) 5,143 411
Bunzl (GBP)  19,975 715
Mitsubishi (JPY)  19,800 976
Rush Enterprises, Class A  7,051 292
SiteOne Landscape Supply (4) 3,673 629
Sumitomo (JPY)  50,700 1,043
5,284
Total Industrials & Business Services 75,974
INFORMATION TECHNOLOGY 7.6%
Communications Equipment 0.1%
Infinera (4) 11,775 55
Telefonaktiebolaget LM Ericsson, Class B (SEK)  186,389 957
1,012
Electronic Equipment, Instruments & Components 0.5%
Amphenol, Class A  23,893 2,112
CTS  6,928 309
Hamamatsu Photonics (JPY)  15,700 726
Largan Precision (TWD)  4,000 257
Littelfuse  1,665 445
Mirion Technologies (4) 42,951 367
Murata Manufacturing (JPY)  16,800 940
Napco Security Technologies  5,874 145
Novanta (4) 1,994 333
Omron (JPY)  10,100 487
PAR Technology (4) 14,995 652
TE Connectivity  20,266 2,683
Teledyne Technologies (4) 1,412 591
Vontier  10,814 340
10,387
IT Services 0.3%
Accenture, Class A  6,645 2,151
MongoDB (4) 2,344 894
NTT Data Group (JPY)  106,100 1,427
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $9 (4)(6)(7) 198 14
Shopify, Class A (4) 14,797 984
Snowflake, Class A (4) 1,846 290
Themis Solutions, Acquisition Date: 4/14/21, Cost $22 (4)(6)(7) 960 17
5,777

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment 2.9%
Advanced Micro Devices (4) 9,515 1,006
Analog Devices  13,564 2,466
Applied Materials  26,269 4,013
ASML Holding (EUR)  4,283 2,816
ASML Holding  2,715 1,793
Broadcom  4,358 4,022
Credo Technology Group Holding (4) 10,072 166
Entegris  5,417 549
KLA  4,233 2,124
Lam Research  4,174 2,932
Lattice Semiconductor (4) 6,674 649
MACOM Technology Solutions Holdings (4) 5,300 448
Marvell Technology  7,411 432
Micron Technology  51,759 3,620
Monolithic Power Systems  1,701 887
NVIDIA  34,348 16,952
NXP Semiconductors  26,891 5,532
Onto Innovation (4) 4,133 574
QUALCOMM  6,810 780
Renesas Electronics (JPY) (4) 40,300 671
SiTime (4) 1,200 159
Taiwan Semiconductor Manufacturing (TWD)  172,719 2,968
Taiwan Semiconductor Manufacturing, ADR  5,395 505
Texas Instruments  17,044 2,864
Tokyo Electron (JPY)  7,600 1,129
60,057
Software 2.5%
Adobe (4) 865 484
Agilysys (4) 4,046 285
Amplitude, Class A (4) 20,597 241
Atlassian, Class A (4) 2,770 565
Autodesk (4) 5,432 1,206
BILL Holdings (4) 4,342 501
Braze, Class A (4) 2,200 102
Cadence Design Systems (4) 4,728 1,137
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $283 (4)(6)(7) 166 177
Confluent, Class A (4) 6,141 203
Crowdstrike Holdings, Class A (4) 1,393 227
Datadog, Class A (4) 2,756 266
Descartes Systems Group (4) 6,872 515
DoubleVerify Holdings (4) 14,169 479
Envestnet (4) 5,093 278
Five9 (4) 6,920 501
Fortinet (4) 2,594 156

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gusto, Acquisition Date: 10/4/21, Cost $90 (4)(6)(7) 3,136 48
Intuit  3,811 2,065
Manhattan Associates (4) 1,472 298
Microsoft  101,690 33,330
Salesforce (4) 2,200 487
SAP (EUR)  13,435 1,874
ServiceNow (4) 5,910 3,480
Socure, Acquisition Date: 12/22/21, Cost $16 (4)(6)(7) 1,018 6
Synopsys (4) 4,003 1,837
Workiva (4) 4,585 513
51,261
Technology Hardware, Storage & Peripherals 1.3%
Apple  132,538 24,900
Samsung Electronics (KRW)  35,901 1,816
26,716
Total Information Technology 155,210
MATERIALS 1.1%
Chemicals 0.6%
Air Liquide (EUR)  8,454 1,527
Akzo Nobel (EUR)  11,307 918
Asahi Kasei (JPY)  84,900 548
BASF (EUR)  16,322 826
Covestro (EUR) (4) 16,016 851
Element Solutions  37,154 766
HB Fuller  2,448 178
Johnson Matthey (GBP)  30,774 634
Linde  10,255 3,969
Nutrien  16,068 1,017
Quaker Chemical  2,036 361
Sherwin-Williams  2,532 688
Tosoh (JPY)  8,400 109
Umicore (EUR)  25,121 666
13,058
Construction Materials 0.0%
Martin Marietta Materials  756 338
338
Containers & Packaging 0.0%
Amcor, CDI (AUD)  28,464 278
278
Metals & Mining 0.5%
Antofagasta (GBP)  48,718 892
BHP Group (AUD)  26,681 767
BHP Group (GBP)  37,975 1,092

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Compass Minerals International  3,400 102
Constellium (4) 26,344 474
ERO Copper (CAD) (4) 7,746 160
Franco-Nevada  3,200 461
Freeport-McMoRan  24,270 969
Haynes International  5,650 276
IGO (AUD)  201,112 1,795
South32 (AUD)  253,263 552
Southern Copper  17,368 1,401
Wheaton Precious Metals  14,900 649
9,590
Paper & Forest Products 0.0%
Stora Enso, Class R (EUR)  67,701 861
West Fraser Timber (CAD)  1,972 149
1,010
Total Materials 24,274
REAL ESTATE 0.5%
Health Care Real Estate Investment Trusts 0.0%
Community Healthcare Trust, REIT  3,989 132
132
Industrial Real Estate Investment Trusts 0.1%
EastGroup Properties, REIT  4,464 802
Prologis, REIT  7,231 898
Rexford Industrial Realty, REIT  8,094 433
Terreno Realty, REIT  3,503 213
2,346
Office Real Estate Investment Trusts 0.0%
Great Portland Estates (GBP)  72,039 383
383
Real Estate Management & Development 0.1%
Altus Group (CAD)  3,101 119
DigitalBridge Group  9,083 158
FirstService  5,724 865
Mitsui Fudosan (JPY)  60,000 1,314
Tricon Residential  29,312 249
2,705
Residential Real Estate Investment Trusts 0.1%
Equity LifeStyle Properties, REIT  30,393 2,035
Flagship Communities REIT (5) 5,144 82
Independence Realty Trust, REIT  17,903 302
2,419

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Retail Real Estate Investment Trusts 0.0%
Scentre Group (AUD)  461,872 819
819
Specialized Real Estate Investment Trusts 0.2%
CubeSmart, REIT  10,393 433
Extra Space Storage, REIT  3,595 463
Public Storage, REIT  10,108 2,794
Weyerhaeuser, REIT  28,545 935
4,625
Total Real Estate 13,429
UTILITIES 0.7%
Electric Utilities 0.4%
Constellation Energy  35,620 3,710
Evergy  8,699 478
FirstEnergy  9,292 335
IDACORP  4,260 409
MGE Energy  2,345 170
NextEra Energy  22,429 1,498
NRG Energy  5,853 220
Southern  16,316 1,105
7,925
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  83,000 311
Chesapeake Utilities  3,662 403
ONE Gas  2,313 168
Southwest Gas Holdings  7,162 443
1,325
Independent Power & Renewable Electricity Producers 0.0%
Electric Power Development (JPY)  32,600 508
NextEra Energy Partners  5,260 262
770
Multi-Utilities 0.2%
Ameren  3,046 242
Engie (EUR)  123,285 1,985
National Grid (GBP)  103,512 1,292
3,519

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Water Utilities 0.0%
California Water Service Group  4,907 247
247
Total Utilities 13,786
Total Miscellaneous Common Stocks  0.0% (8) 776
Total Common Stocks (Cost $434,130) 706,538
CONVERTIBLE BONDS 0.0%
Convoy, 15.00%, 9/30/26, Acquisition Date: 3/24/23, Cost $6 (4)
(6)(7) 5,557 6
Total Convertible Bonds (Cost $6) 6
CONVERTIBLE PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Specialty Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $85 (4)(6)(7) 14,624 27
Total Consumer Discretionary 27
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $100 (4)(6)(7) 5,409 86
Total Consumer Staples 86
FINANCIALS 0.0%
Banks 0.0%
CRB Group, Acquisition Date: 1/28/22, Cost $73 (4)(6)(7) 699 54
Total Financials 54
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $41 (4)(6)(7) 14,745 79
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $64 (4)(6)(7) 7,833 42
121
Health Care Equipment & Supplies 0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $45 (4)(6)(7) 44,249 45
45

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services 0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $84 (4)(6)(7) 34,928 38
38
Life Sciences Tools & Services 0.0%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $41 (4)(6)(7) 3,497 32
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $46 (4)(6)(7) 5,249 15
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $61 (4)(6)(7) 4,451 270
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $92 (4)(6)(7) 2,075 126
443
Total Health Care 647
INDUSTRIALS & BUSINESS SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $47 (4)(6)(7) 1,042 33
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $93 (4)(6)(7) 16,618 84
117
Air Freight & Logistics 0.0%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $44 (4)(6)(7) 3,599 65
FLEXE, Series D, Acquisition Date: 4/7/22, Cost $25 (4)(6)(7) 1,206 21
86
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $46 (4)(6)(7) 2,189 11
11
Ground Transportation 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $68 (4)(6)(7) 9,621 27
Convoy, Series D, Acquisition Date: 10/30/19, Cost $84 (4)(6)(7) 6,236 25
52
Professional Services 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $31 (4)(6)(7) 6,984 38
Checkr, Series D, Acquisition Date: 9/6/19, Cost $99 (4)(6)(7) 9,798 53
91
Total Industrials & Business Services 357
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $36 (4)(6)(7) 2,473 30
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $15 (4)(6)(7) 777 9

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $— (4)
(6)(7) 3 —
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $40 (4)(6)
(7) 1,534 112
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $8 (4)(6)(7) 75 6
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $5 (4)(6)(7) 220 4
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $— (4)(6)(7) 20 —
Themis Solutions, Series B, Acquisition Date: 4/14/21, Cost $— (4)
(6)(7) 20 —
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $61 (4)(6)(7) 2,730 49
210
Software 0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17 (4)(6)(7) 10 11
Databricks, Series G, Acquisition Date: 2/1/21, Cost $93 (4)(6)(7) 1,581 116
Databricks, Series H, Acquisition Date: 8/31/21, Cost $261 (4)(6)
(7) 3,552 260
Gusto, Series E, Acquisition Date: 7/13/21, Cost $132 (4)(6)(7) 4,351 67
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21, Cost $102 (4)
(6)(7) 7,799 48
Nuro, Series D, Acquisition Date: 10/29/21, Cost $44 (4)(6)(7) 2,102 13
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $43 (4)(6)(7) 8,514 43
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $58 (4)(6)(7) 9,270 79
Seismic Software, Series F, Acquisition Date: 9/25/20, Cost $6 (4)
(6)(7) 705 6
Socure, Series A, Acquisition Date: 12/22/21, Cost $20 (4)(6)(7) 1,237 7
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $16 (4)(6)(7) 1,015 5
Socure, Series B, Acquisition Date: 12/22/21, Cost $— (4)(6)(7) 18 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $38 (4)(6)(7) 2,353 13
668
Total Information Technology 878
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $56 (4)(6)(7) 1,182 56
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $79 (4)(6)(7) 1,910 39
95

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22, Cost $48 (4)
(6)(7) 1,739 75
75
Total Materials 170
Total Convertible Preferred Stocks (Cost $2,449) 2,219
CORPORATE BONDS 4.5%
AbbVie, 3.20%, 11/21/29  905,000 816
AbbVie, 4.05%, 11/21/39  260,000 223
AbbVie, 4.25%, 11/21/49  380,000 321
AbbVie, 4.70%, 5/14/45  600,000 537
AbbVie, 4.875%, 11/14/48  650,000 598
AerCap Ireland Capital, 2.45%, 10/29/26  460,000 414
AerCap Ireland Capital, 4.875%, 1/16/24  355,000 353
Alexandria Real Estate Equities, 3.375%, 8/15/31  475,000 409
Alexandria Real Estate Equities, 3.95%, 1/15/27  455,000 430
Alexandria Real Estate Equities, 4.70%, 7/1/30  105,000 100
Ally Financial, 4.75%, 6/9/27  1,060,000 990
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50  459,000 408
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  600,000 612
Aon, 2.80%, 5/15/30  145,000 125
AT&T, 3.50%, 9/15/53  1,140,000 747
Baltimore Gas & Electric, 5.40%, 6/1/53  200,000 197
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (5)(9) 345,000 389
Banco Bilbao Vizcaya Argentaria, VR, 5.862%, 9/14/26 (9) 400,000 397
Banco Santander, 6.921%, 8/8/33  200,000 200
Bank of America, 3.248%, 10/21/27  2,120,000 1,975
Bank of America, VR, 1.898%, 7/23/31 (9) 2,130,000 1,677
Bank of America, VR, 2.496%, 2/13/31 (9) 450,000 374
Bank of America, VR, 2.592%, 4/29/31 (9) 110,000 91
Bank of America, VR, 3.419%, 12/20/28 (9) 175,000 160
Bank of America, VR, 3.559%, 4/23/27 (9) 1,115,000 1,056
Bank of America, VR, 4.271%, 7/23/29 (9) 875,000 823
Barclays, VR, 5.501%, 8/9/28 (9) 225,000 219
Barclays, VR, 6.224%, 5/9/34 (9) 305,000 300
BAT Capital, 7.079%, 8/2/43  205,000 203
BAT Capital, 7.081%, 8/2/53  315,000 309
BAT International Finance, 1.668%, 3/25/26  80,000 72
Becton Dickinson & Company, 2.823%, 5/20/30  250,000 216
Becton Dickinson & Company, 3.70%, 6/6/27  304,000 288
Becton Dickinson & Company, 4.669%, 6/6/47  650,000 574
Berkshire Hathaway Finance, 2.50%, 1/15/51  585,000 363
Berkshire Hathaway Finance, 2.85%, 10/15/50  200,000 133

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Berkshire Hathaway Finance, 3.85%, 3/15/52  205,000 163
Boardwalk Pipelines, 3.40%, 2/15/31  330,000 281
Boardwalk Pipelines, 4.45%, 7/15/27  95,000 90
Boardwalk Pipelines, 5.95%, 6/1/26  430,000 430
Boeing, 5.805%, 5/1/50  55,000 54
Booz Allen Hamilton, 5.95%, 8/4/33  180,000 181
Boston Gas, 6.119%, 7/20/53 (1) 145,000 143
Brixmor Operating Partnership, 4.05%, 7/1/30  360,000 325
Brixmor Operating Partnership, 4.125%, 5/15/29  1,053,000 957
CaixaBank, VR, 6.208%, 1/18/29 (1)(9) 505,000 502
Capital One Financial, 3.65%, 5/11/27  875,000 814
Capital One Financial, VR, 2.359%, 7/29/32 (9) 760,000 542
Capital One Financial, VR, 3.273%, 3/1/30 (9) 245,000 209
Capital One Financial, VR, 5.247%, 7/26/30 (9) 140,000 133
Capital One Financial, VR, 5.468%, 2/1/29 (9) 890,000 859
Carvana, 10.25%, 5/1/30 (1) 430,000 337
CBRE Services, 5.95%, 8/15/34  410,000 405
Celanese U.S. Holdings, 6.05%, 3/15/25  64,000 64
Celanese U.S. Holdings, 6.35%, 11/15/28  180,000 180
Centene, 2.50%, 3/1/31  505,000 403
Centene, 2.625%, 8/1/31  1,265,000 1,007
Charter Communications Operating, 5.125%, 7/1/49  175,000 134
Charter Communications Operating, 6.484%, 10/23/45  110,000 101
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  135,000 133
Citigroup, VR, 3.106%, 4/8/26 (9) 255,000 244
Citigroup, VR, 5.61%, 9/29/26 (9) 585,000 582
Citigroup, VR, 6.174%, 5/25/34 (9) 350,000 350
Citigroup, Series VAR, VR, 3.07%, 2/24/28 (9) 530,000 484
CNO Financial Group, 5.25%, 5/30/25  187,000 183
Columbia Pipelines Holding, 6.042%, 8/15/28 (1) 280,000 282
Comcast, 3.25%, 11/1/39  360,000 277
Corebridge Financial, 3.90%, 4/5/32  145,000 126
Credit Suisse, 1.25%, 8/7/26  265,000 232
Crown Castle, 2.25%, 1/15/31  810,000 649
Crown Castle Towers, 3.663%, 5/15/25 (1) 695,000 660
CSL Finance, 4.05%, 4/27/29 (1) 250,000 237
CVS Health, 3.25%, 8/15/29  140,000 125
CVS Health, 5.05%, 3/25/48  729,000 641
CVS Health, 5.625%, 2/21/53  440,000 416
CVS Health, 5.875%, 6/1/53  235,000 229
Daimler Truck Finance North America, 5.125%, 1/19/28 (1) 150,000 148
Danske Bank, 3.875%, 9/12/23 (1) 5,000 5
Danske Bank, VR, 3.244%, 12/20/25 (1)(9) 685,000 656
Danske Bank, VR, 3.773%, 3/28/25 (1)(9) 330,000 324
Duke Energy, 5.00%, 8/15/52  1,120,000 980
Duke Energy Indiana, 5.40%, 4/1/53  165,000 160

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Edison International, 4.95%, 4/15/25  30,000 30
EDP Finance, 6.30%, 10/11/27 (1) 200,000 205
Elevance Health, 5.125%, 2/15/53  220,000 206
Enel Finance America, 7.10%, 10/14/27 (1) 200,000 209
Enel Finance International, 6.80%, 10/14/25 (1) 200,000 203
Energy Transfer, 2.90%, 5/15/25  175,000 166
Enterprise Products Operating, 3.20%, 2/15/52  290,000 195
Equifax, 5.10%, 12/15/27  315,000 311
Equitable Holdings, 4.35%, 4/20/28  1,145,000 1,083
Essex Portfolio, 3.625%, 5/1/27  270,000 251
Exelon, 5.60%, 3/15/53  320,000 307
Fifth Third Bancorp, 2.375%, 1/28/25  90,000 86
Fifth Third Bancorp, 2.55%, 5/5/27  50,000 45
Fifth Third Bancorp, 3.95%, 3/14/28  155,000 143
Fifth Third Bancorp, VR, 4.772%, 7/28/30 (9) 140,000 131
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (9) 225,000 227
Georgia Power, 4.95%, 5/17/33  445,000 430
GLP Capital, 3.35%, 9/1/24  120,000 117
Goldman Sachs Group, 3.50%, 11/16/26  280,000 263
Goldman Sachs Group, VR, 1.542%, 9/10/27 (9) 515,000 455
Goldman Sachs Group, VR, 3.615%, 3/15/28 (9) 515,000 482
Goldman Sachs Group, VR, 4.482%, 8/23/28 (9) 760,000 728
Hasbro, 3.55%, 11/19/26  110,000 103
HCA, 2.375%, 7/15/31  185,000 146
HCA, 3.125%, 3/15/27  220,000 202
HCA, 3.375%, 3/15/29  85,000 75
HCA, 3.50%, 9/1/30  372,000 324
HCA, 5.375%, 9/1/26  175,000 174
HCA, 5.875%, 2/15/26  165,000 165
Healthcare Realty Holdings, 2.05%, 3/15/31  190,000 142
Healthcare Realty Holdings, 3.625%, 1/15/28  575,000 518
HSBC Holdings, VR, 4.755%, 6/9/28 (9) 705,000 676
HSBC Holdings, VR, 5.21%, 8/11/28 (9) 450,000 439
HSBC Holdings, VR, 6.254%, 3/9/34 (9) 725,000 734
Humana, 4.875%, 4/1/30  332,000 322
Humana, 5.50%, 3/15/53  900,000 870
Huntington National Bank, VR, 5.699%, 11/18/25 (9) 250,000 246
Hyundai Capital America, 5.50%, 3/30/26 (1) 135,000 134
Indiana Michigan Power, 5.625%, 4/1/53  35,000 35
Intercontinental Exchange, 4.35%, 6/15/29  475,000 455
Intesa Sanpaolo, 6.625%, 6/20/33 (1) 330,000 326
Jackson Financial, 5.17%, 6/8/27  415,000 407
JPMorgan Chase, VR, 1.578%, 4/22/27 (9) 775,000 696
JPMorgan Chase, VR, 2.182%, 6/1/28 (9) 680,000 604
JPMorgan Chase, VR, 2.522%, 4/22/31 (9) 1,370,000 1,148
JPMorgan Chase, VR, 2.739%, 10/15/30 (9) 250,000 214

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Chase, VR, 2.956%, 5/13/31 (9) 710,000 604
JPMorgan Chase, VR, 3.54%, 5/1/28 (9) 275,000 257
KBC Group, VR, 5.796%, 1/19/29 (1)(9) 635,000 627
Las Vegas Sands, 3.50%, 8/18/26  210,000 195
Lowe's, 4.25%, 4/1/52  275,000 217
Lowe's, 5.625%, 4/15/53  200,000 194
Lowe's, 5.75%, 7/1/53  150,000 148
LSEGA Financing, 2.00%, 4/6/28 (1) 1,325,000 1,141
LSEGA Financing, 2.50%, 4/6/31 (1) 375,000 310
LSEGA Financing, 3.20%, 4/6/41 (1) 200,000 147
Marriott International, 4.90%, 4/15/29  100,000 97
Marriott International, 5.00%, 10/15/27  345,000 342
Mars, 4.75%, 4/20/33 (1) 420,000 413
Marsh & McLennan, 2.25%, 11/15/30  185,000 153
Mattel, 5.875%, 12/15/27 (1) 305,000 298
Merck, 5.00%, 5/17/53  285,000 278
Meta Platforms, 5.60%, 5/15/53  580,000 583
Metropolitan Life Global Funding I, 5.15%, 3/28/33 (1) 240,000 233
Micron Technology, 5.327%, 2/6/29  226,000 222
Micron Technology, 6.75%, 11/1/29  215,000 223
Morgan Stanley, VR, 1.593%, 5/4/27 (9) 1,240,000 1,113
Morgan Stanley, VR, 4.431%, 1/23/30 (9) 185,000 175
Morgan Stanley, VR, 5.123%, 2/1/29 (9) 1,095,000 1,073
Nasdaq, 6.10%, 6/28/63  120,000 118
Netflix, 4.625%, 5/15/29 (EUR)  655,000 724
NextEra Energy Capital Holdings, 2.44%, 1/15/32  390,000 312
NextEra Energy Capital Holdings, 3.00%, 1/15/52  385,000 243
NextEra Energy Capital Holdings, 5.00%, 7/15/32  130,000 125
NextEra Energy Capital Holdings, 5.25%, 2/28/53  180,000 167
NextEra Energy Capital Holdings, 5.749%, 9/1/25  280,000 280
NiSource, 5.25%, 3/30/28  85,000 85
Nissan Motor Acceptance, 1.85%, 9/16/26 (1) 165,000 143
Nordea Bank, 5.375%, 9/22/27 (1) 330,000 327
NRG Energy, 4.45%, 6/15/29 (1) 195,000 173
Occidental Petroleum, 8.875%, 7/15/30  170,000 195
ONEOK, 5.80%, 11/1/30  160,000 160
ONEOK, 6.05%, 9/1/33  235,000 236
Pacific Gas & Electric, 2.10%, 8/1/27  220,000 190
Pacific Gas & Electric, 2.50%, 2/1/31  445,000 346
Pacific Gas & Electric, 4.55%, 7/1/30  400,000 359
Pacific Gas & Electric, 5.90%, 6/15/32  150,000 144
Pacific Gas & Electric, 6.70%, 4/1/53  145,000 140
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 935,000 944
Pfizer Investment Enterprises, 4.75%, 5/19/33  280,000 276
Pfizer Investment Enterprises, 5.30%, 5/19/53  275,000 274
Pfizer Investment Enterprises, 5.34%, 5/19/63  420,000 414

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Philip Morris International, 5.125%, 2/15/30  285,000 282
Pioneer Natural Resources, 5.10%, 3/29/26  145,000 144
PNC Financial Services Group, 2.55%, 1/22/30  150,000 126
PNC Financial Services Group, VR, 6.037%, 10/28/33 (9) 470,000 475
Public Storage Operating, 5.35%, 8/1/53  90,000 88
Realty Income, 3.95%, 8/15/27  329,000 313
Revvity, 1.90%, 9/15/28  350,000 297
Revvity, 2.25%, 9/15/31  190,000 150
Revvity, 3.30%, 9/15/29  125,000 111
Reynolds American, 4.45%, 6/12/25  99,000 97
Rogers Communications, 3.20%, 3/15/27  175,000 162
Rogers Communications, 3.80%, 3/15/32  275,000 235
Rogers Communications, 4.35%, 5/1/49  35,000 27
Rogers Communications, 4.55%, 3/15/52  910,000 703
Ross Stores, 1.875%, 4/15/31  480,000 376
Santander Holdings USA, VR, 2.49%, 1/6/28 (9) 155,000 136
Santander Holdings USA, VR, 6.499%, 3/9/29 (9) 105,000 104
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (9) 1,205,000 1,094
SBA Tower Trust, 1.84%, 4/15/27 (1) 560,000 482
SBA Tower Trust, 2.328%, 1/15/28 (1) 150,000 128
SBA Tower Trust, 2.593%, 10/15/31 (1) 455,000 355
Sempra, 3.70%, 4/1/29  135,000 123
Southern, 5.20%, 6/15/33  665,000 646
Southern California Edison, 5.70%, 3/1/53  225,000 217
Southern California Edison, Series D, 4.70%, 6/1/27  315,000 309
Sprint Capital, 8.75%, 3/15/32  330,000 393
Standard Chartered, VR, 1.456%, 1/14/27 (1)(9) 275,000 246
Standard Chartered, VR, 2.608%, 1/12/28 (1)(9) 1,185,000 1,057
Standard Chartered, VR, 2.819%, 1/30/26 (1)(9) 200,000 190
Standard Chartered, VR, 3.971%, 3/30/26 (1)(9) 270,000 261
Sutter Health, 5.164%, 8/15/33  135,000 133
Sutter Health, 5.547%, 8/15/53  120,000 122
T-Mobile USA, 5.75%, 1/15/54  915,000 903
Targa Resources Partners, 5.50%, 3/1/30  600,000 575
Targa Resources Partners, 6.875%, 1/15/29  101,000 102
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  50,000 41
Truist Financial, VR, 4.123%, 6/6/28 (9) 490,000 463
UBS Group, 3.75%, 3/26/25  890,000 859
UBS Group, VR, 5.959%, 1/12/34 (1)(9) 415,000 417
UnitedHealth Group, 2.00%, 5/15/30  1,235,000 1,031
UnitedHealth Group, 4.50%, 4/15/33  420,000 404
UnitedHealth Group, 5.05%, 4/15/53  625,000 595
UnitedHealth Group, 5.875%, 2/15/53  370,000 396
Utah Acquisition Sub, 3.95%, 6/15/26  1,051,000 994
Utah Acquisition Sub, 5.25%, 6/15/46  40,000 32
Verizon Communications, 2.55%, 3/21/31  598,000 492

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Verizon Communications, 2.65%, 11/20/40  440,000 294
Verizon Communications, 4.862%, 8/21/46  100,000 88
Viatris, 3.85%, 6/22/40  381,000 266
Viatris, 4.00%, 6/22/50  210,000 138
Vistra Operations, 5.125%, 5/13/25 (1) 465,000 452
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 970,000 907
Warnermedia Holdings, 3.755%, 3/15/27  690,000 647
Wells Fargo, 4.30%, 7/22/27  370,000 354
Wells Fargo, VR, 2.393%, 6/2/28 (9) 2,740,000 2,438
Wells Fargo, VR, 2.572%, 2/11/31 (9) 2,800,000 2,337
Wells Fargo, VR, 2.879%, 10/30/30 (9) 1,150,000 985
Westlake, 1.625%, 7/17/29 (EUR)  215,000 197
Williams, 3.75%, 6/15/27  1,005,000 945
Xcel Energy, 3.40%, 6/1/30  475,000 420
Total Corporate Bonds (Cost $100,445) 91,736
EQUITY MUTUAL FUNDS 10.1%
T. Rowe Price Institutional Emerging Markets Equity Fund (2) 1,745,466 56,169
T. Rowe Price Multi-Strategy Total Return Fund - I Class (2) 10,579,655 101,882
T. Rowe Price Real Assets Fund - I Class (2) 3,544,936 48,318
Total Equity Mutual Funds (Cost $203,208) 206,369
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.1%
State of Israel, Series 0347, 3.75%, 3/31/47 (ILS)  6,315,000 1,555
Total Foreign Government Obligations & Municipalities (Cost
$1,662) 1,555
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.6%
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO, STEP,
2.881%, 12/25/66 (1) 276,162 242
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, ARM, 1M
TSFR + 1.297%, 6.608%, 9/15/32 (1) 235,000 233
Bayview MSR Opportunity Master Fund Trust, Series 2021-4, Class
A20, CMO, ARM, 2.50%, 10/25/51 (1) 501,655 381
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.584%, 11/15/34 (1) 235,000 97
BFLD, Series 2019-DPLO, Class C, ARM, 1M TSFR + 1.654%,
6.964%, 10/15/34 (1) 750,000 741
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 245,349 209

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B,
ARM, 1M TSFR + 3.141%, 8.451%, 6/15/27 (1) 625,000 624
BX Trust, Series 2021-ARIA, Class B, ARM, 1M TSFR + 1.411%,
6.721%, 10/15/36 (1) 410,000 395
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B,
ARM, 1M TSFR + 2.092%, 7.403%, 3/15/35 (1) 630,000 621
CIM Trust, Series 2021-INV1, Class A29, CMO, ARM, 2.50%,
7/1/51 (1) 496,386 377
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 201,006 158
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO, ARM,
2.38%, 4/27/65 (1) 58,739 55
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  277,573 264
Connecticut Avenue Securities, Series 2017-C06, Class 1M2B,
CMO, ARM, SOFR30A + 2.764%, 8.052%, 2/25/30  243,777 244
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, SOFR30A + 1.114%, 6.402%, 2/25/30  96,429 96
DBCG Mortgage Trust, Series 2017-BBG, Class A, ARM, PRIME +
0.00%, 8.50%, 6/15/34 (1) 360,000 356
DC Office Trust, Series 2019-MTC, Class D, ARM, 3.174%,
9/15/45 (1) 510,000 326
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A,
ARM, 3.673%, 9/10/35 (1) 205,000 183
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO, ARM,
1M TSFR + 0.964%, 6.00%, 3/25/50 (1) 78,343 73
FWD Securitization Trust, Series 2020-INV1, Class A3, CMO, ARM,
2.44%, 1/25/50 (1) 111,441 100
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 32,514 29
Galton Funding Mortgage Trust, Series 2018-2, Class A22, CMO,
ARM, 4.00%, 10/25/58 (1) 24,955 23
GCAT Trust, Series 2023-INV1, Class A1, CMO, ARM, 6.00%,
8/25/53 (1) 810,000 790
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M TSFR +
1.747%, 7.057%, 12/15/36 (1) 425,000 421
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class
2A1, CMO, ARM, 3.928%, 7/25/44 (1) 5,713 6
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.926%, 10/25/50 (1) 222,548 184
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class A4,
CMO, ARM, 2.50%, 11/25/51 (1) 375,002 285
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
CMO, ARM, 2.50%, 2/25/52 (1) 386,101 293
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, CMO,
ARM, 1.073%, 9/25/56 (1) 172,691 135

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 190,000 172
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 87,839 77
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 101,709 89
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM,
3.578%, 12/25/50 (1) 293,449 240
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 85,421 74
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50 (1) 8,843 8
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 20,689 20
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO,
ARM, 3.286%, 6/25/50 (1) 304,825 252
MFA Trust, Series 2022-INV2, Class A1, CMO, STEP, 4.95%,
7/25/57 (1) 448,935 433
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, CMO,
ARM, 2.75%, 7/25/59 (1) 8,398 8
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A4,
CMO, ARM, 2.50%, 9/25/51 (1) 298,666 227
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 218,614 191
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.44%, 4/25/43  159,872 147
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.779%, 8/25/47 (1) 234,575 213
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 49,675 45
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO, ARM,
3.50%, 3/25/48 (1) 12,289 11
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 36,984 34
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 10,272 10
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M2, CMO, ARM, SOFR30A + 2.30%, 7.588%, 8/25/33 (1) 224,601 225
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, CMO,
ARM, 1M TSFR + 1.114%, 6.429%, 10/25/59 (1) 102,409 102
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO, ARM,
2.50%, 9/25/51 (1) 388,742 295
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.889%, 3/25/60 (1) 100,000 94
Verus Securitization Trust, Series 2021-5, Class A2, CMO, ARM,
1.218%, 9/25/66 (1) 230,003 185

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class
B, 4.025%, 9/15/50  1,335,000 1,165
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR,
Class A, ARM, 2.584%, 9/15/31 (1) 245,000 220
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class
C, ARM, 1M TSFR + 1.914%, 7.225%, 2/15/40 (1) 270,946 251
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 102,474 86
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$14,599) 12,815
PREFERRED STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Automobiles 0.0%
Dr. Ing. h.c. F. Porsche (EUR)  9,478 1,045
Total Consumer Discretionary 1,045
Total Preferred Stocks (Cost $801) 1,045
PRIVATE INVESTMENT COMPANIES 6.1%
Blackstone Partners Offshore Fund (4)(7) 54,754 125,119
Total Private Investment Companies (Cost $85,216) 125,119
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 6.3%
U.S. Government Agency Obligations 4.8%
Federal Home Loan Mortgage
2.50%, 4/1/30  133,208 124
3.00%, 12/1/42 - 4/1/47  486,856 431
3.50%, 8/1/42 - 3/1/44  434,003 400
4.00%, 8/1/40 - 9/1/45  338,058 321
4.50%, 6/1/39 - 10/1/41  261,495 255
5.00%, 7/1/25 - 8/1/40  183,646 183
5.50%, 10/1/38  56,987 58
6.00%, 10/1/32 - 8/1/38  51,684 53
6.50%, 9/1/32 - 9/1/34  16,474 17
7.00%, 4/1/32 - 6/1/32  2,041 2
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 5.975%, 7/1/35  730 1
12M USD LIBOR + 1.785%, 4.035%, 2/1/37  787 1
12M USD LIBOR + 1.842%, 4.091%, 1/1/37  5,729 6
12M USD LIBOR + 1.915%, 4.29%, 2/1/37  6,375 6
12M USD LIBOR + 1.93%, 4.187%, 12/1/36  4,379 4

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
12M USD LIBOR + 2.03%, 4.276%, 11/1/36  7,207 7
12M USD LIBOR + 2.162%, 4.558%, 2/1/37  5,348 5
1Y CMT + 2.25%, 5.10%, 10/1/36  2,010 2
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  235,565 46
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36 - 4/1/37  811,592 695
2.00%, 8/1/36 - 5/1/52  7,600,334 6,110
2.50%, 3/1/42 - 5/1/52  9,190,495 7,668
3.00%, 5/1/31 - 8/1/52  4,229,790 3,735
3.50%, 6/1/47 - 11/1/50  1,484,886 1,351
4.00%, 8/1/37 - 2/1/50  889,141 841
4.50%, 5/1/50 - 10/1/52  261,789 249
5.00%, 10/1/52  126,442 123
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  88,971 79
3.50%, 6/1/42 - 5/1/46  712,119 649
4.00%, 11/1/40  181,142 169
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.869%,
6.119%, 8/1/36  6,839 7
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  1,125 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  2,508,078 2,111
2.00%, 5/1/36 - 5/1/52  25,091,660 20,350
2.50%, 8/1/30 - 9/1/52  14,499,219 12,265
3.00%, 1/1/27 - 4/1/51  8,557,863 7,598
3.50%, 2/1/35 - 8/1/52  5,075,262 4,649
4.00%, 7/1/35 - 8/1/52  4,277,634 4,036
4.50%, 7/1/39 - 8/1/52  2,361,311 2,277
5.00%, 3/1/34 - 2/1/53  1,814,771 1,796
5.50%, 12/1/34 - 9/1/41  432,328 441
6.00%, 3/1/33 - 2/1/53  2,168,034 2,202
6.50%, 7/1/32 - 5/1/40  128,135 131
7.00%, 1/1/31 - 7/1/32  2,064 2
UMBS, TBA (10)
2.00%, 9/1/38 - 9/1/53  4,345,000 3,555
2.50%, 9/1/53  1,930,000 1,599
3.00%, 9/1/53  2,705,000 2,330
3.50%, 9/1/53  1,800,000 1,609
4.00%, 9/1/53  1,320,000 1,218
4.50%, 9/1/53  1,230,000 1,166
5.00%, 9/1/53  1,870,000 1,813
5.50%, 9/1/53  1,580,000 1,560
6.50%, 9/1/53  1,350,000 1,371
97,677

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Government Obligations 1.5%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  478,426 406
2.00%, 3/20/51 - 3/20/52  6,122,891 5,059
2.50%, 8/20/50 - 3/20/52  6,274,125 5,342
3.00%, 7/15/43 - 6/20/52  5,116,696 4,526
3.50%, 8/20/42 - 10/20/49  3,411,513 3,141
4.00%, 2/20/41 - 10/20/52  2,852,674 2,681
4.50%, 11/20/39 - 10/20/52  2,264,354 2,179
5.00%, 7/20/39 - 6/20/49  1,038,235 1,031
5.50%, 1/20/36 - 3/20/49  543,028 549
6.00%, 4/15/36 - 12/20/38  22,594 23
7.00%, 2/20/27 - 1/20/53  351,375 359
7.50%, 12/15/25 - 6/15/32  4,105 4
8.00%, 10/20/25  90 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  61,391 56
3.50%, 10/20/50  250,000 207
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  50,956 8
4.00%, 2/20/43  33,063 4
Government National Mortgage Assn., TBA (10)
2.00%, 9/20/53  385,000 318
2.50%, 9/20/53  280,000 238
5.00%, 9/20/53  495,000 482
5.50%, 9/20/53  2,740,000 2,712
6.00%, 9/20/53  595,000 597
6.50%, 9/20/53  565,000 572
30,494
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $137,976) 128,171
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 6.0%
U.S. Treasury Obligations 6.0%
U.S. Treasury Bonds, 3.00%, 8/15/52 (11)(12) 9,160,000 7,301
U.S. Treasury Bonds, 3.375%, 8/15/42  11,735,000 10,182
U.S. Treasury Bonds, 3.625%, 2/15/53  8,105,000 7,302
U.S. Treasury Bonds, 3.875%, 2/15/43  4,330,000 4,028
U.S. Treasury Bonds, 4.00%, 11/15/42  8,295,000 7,867
U.S. Treasury Bonds, 4.00%, 11/15/52  5,280,000 5,095
U.S. Treasury Notes, 0.625%, 8/15/30  8,645,000 6,811
U.S. Treasury Notes, 1.50%, 1/31/27  13,245,000 12,016
U.S. Treasury Notes, 2.25%, 1/31/24  8,100,000 7,995
U.S. Treasury Notes, 3.75%, 4/15/26  1,515,000 1,482

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 3.875%, 1/15/26  11,980,000 11,753
U.S. Treasury Notes, 3.875%, 11/30/27  4,545,000 4,462
U.S. Treasury Notes, 3.875%, 11/30/29  4,570,000 4,478
U.S. Treasury Notes, 4.00%, 12/15/25 (12) 13,870,000 13,645
U.S. Treasury Notes, 4.125%, 9/30/27  2,575,000 2,551
U.S. Treasury Notes, 4.125%, 10/31/27  415,000 411
U.S. Treasury Notes, 4.125%, 8/31/30  6,840,000 6,810
U.S. Treasury Notes, 4.125%, 11/15/32  8,130,000 8,125
122,314
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $127,142) 122,314
SHORT-TERM INVESTMENTS 7.2%
Money Market Funds 7.2%
T. Rowe Price Treasury Reserve Fund, 5.38% (2)(13) 147,446,212 147,446
Total Short-Term Investments (Cost $147,446) 147,446
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.40% (2)(13) 4,419,261 4,419
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 4,419
Total Securities Lending Collateral (Cost $4,419) 4,419
Total Investments in Securities 101.9%
(Cost $1,896,189) $ 2,088,961
Other Assets Less Liabilities (1.9)% (39,026)
Net Assets 100.0% $ 2,049,935
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$39,597 and represents 1.9% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) All or a portion of this security is on loan at August 31, 2023.

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$4,010 and represents 0.2% of net assets.
(7) Level 3 in fair value hierarchy.
(8) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $21,140 and represents 1.0% of net assets.
(11) All or a portion of this security is pledged to cover or as collateral for written call options at August 31, 2023.
(12) At August 31, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(13) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PRIME Prime rate
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index, Call,
10/20/23 @ $4,550.00 139 62,656 (979)
Total Options Written (Premiums $(1,092)) $ (979)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S15, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
11/18/64 5,500 152 146 6
Total Bilateral Credit Default Swaps, Protection
Bought 146 6
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, Baa1*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) 112 1 — 1
Total Bilateral Credit Default Swaps, Protection Sold — 1
Total Bilateral Swaps 146 7
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S40, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/20/28 * 1,190 45 (1) 46
Protection Sold (Relevant Credit: MetLife,
A3*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 * 99 1 (2) 3
Protection Sold (Relevant Credit: Republic
of Indonesia, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/28 * 2,060 20 (19) 39

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/28 * 2,465 6 (45) 51
Total Centrally Cleared Credit Default Swaps,
Protection Sold 139
Total Centrally Cleared Swaps 139
Net payments (receipts) of variation margin to date (141)
Variation margin receivable (payable) on centrally cleared swaps $ (2)
* Credit ratings as of August 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/19/23 ILS 2,052 USD 542 $ (2)
BNP Paribas 11/24/23 USD 693 EUR 634 3
Citibank 10/19/23 ILS 1,309 USD 347 (2)
Citibank 10/19/23 USD 3,250 ILS 12,017 84
HSBC Bank 11/24/23 USD 211 EUR 193 2
JPMorgan Chase 10/19/23 ILS 1,071 USD 282 —
State Street 10/19/23 ILS 681 USD 181 (2)
State Street 11/24/23 USD 317 EUR 289 2
UBS Investment Bank 10/19/23 ILS 576 USD 152 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ 85

T. ROWE PRICE Spectrum Conservative Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 176 Euro BOBL contracts 9/23 22,159 $ 81
Short, 34 Euro BUXL thirty year bond contracts 9/23 (4,933) 74
Short, 53 MSCI EAFE Index contracts 9/23 (5,590) 98
Long, 80 S&P 500 E-Mini Index contracts 9/23 18,064 (56)
Long, 4 U.S. Treasury Long Bond contracts 12/23 487 1
Long, 350 U.S. Treasury Notes five year contracts 12/23 37,423 70
Long, 115 U.S. Treasury Notes ten year contracts 12/23 12,769 15
Short, 21 U.S. Treasury Notes two year contracts 12/23 (4,280) (13)
Short, 72 Ultra U.S. Treasury Bonds contracts 12/23 (9,322) (44)
Long, 34 Ultra U.S. Treasury Notes ten year contracts 12/23 3,948 —
Net payments (receipts) of variation margin to date (190)
Variation margin receivable (payable) on open futures contracts $ 36

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 6.43%  $ — $ (5,356) $ 1,361
T. Rowe Price Inflation Protected Bond Fund - I
Class, 6.06%  — (1) —
T. Rowe Price Institutional Emerging Markets
Bond Fund, 6.69%  (815) 2,473 1,521
T. Rowe Price Institutional Emerging Markets
Equity Fund  — 489 —
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 8.97%  (297) 1,201 894
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 8.04%  — 1,913 1,648
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.51%  — (1) 879
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 6.11%  — — —
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  — 1,481 —
T. Rowe Price Real Assets Fund - I Class  — 2,296 —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.31%  — (2,931) 428
T. Rowe Price Government Reserve Fund, 5.40% — — —++
T. Rowe Price Treasury Reserve Fund, 5.38% — — 2,033
Totals $ (1,112)# $ 1,564 $ 8,764+

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
08/31/23
T. Rowe Price Dynamic Global
Bond Fund - I Class, 6.43%  $ 118,276 $ 1,361 $ — $ 114,281
T. Rowe Price Inflation
Protected Bond Fund - I Class,
6.06%  8 — — 7
T. Rowe Price Institutional
Emerging Markets Bond Fund,
6.69%  105,353 1,521 2,816 106,531
T. Rowe Price Institutional
Emerging Markets Equity Fund  55,680 — — 56,169
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 8.97%  43,360 894 5,307 40,148
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
8.04%  94,487 1,648 — 98,048
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.51%  110,636 878 — 111,513
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 6.11%  77 — — 77
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  100,401 — — 101,882
T. Rowe Price Real Assets Fund
- I Class  36,232 9,790 — 48,318
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I Class,
4.31%  48,720 1,153 — 46,942
T. Rowe Price Government
Reserve Fund, 5.40% 1,783  ¤  ¤ 4,419
T. Rowe Price Treasury Reserve
Fund, 5.38% 136,089  ¤  ¤ 147,446
Total $ 875,781^

T. ROWE PRICE Spectrum Conservative Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $8,764 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $969,347.

T. ROWE PRICE Spectrum Conservative Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Conservative Allocation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Conservative Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 378,253 $ — $ 378,253
Bond Mutual Funds 517,547 — — 517,547
Common Stocks 545,593 160,374 571 706,538
Convertible Bonds — — 6 6
Convertible Preferred Stocks — — 2,219 2,219
Equity Mutual Funds 206,369 — — 206,369
Preferred Stocks — 1,045 — 1,045
Private Investment Companies — — 125,119 125,119
Short-Term Investments 147,446 — — 147,446
Securities Lending Collateral 4,419 — — 4,419
Total Securities 1,421,374 539,672 127,915 2,088,961
Swaps* — 292 — 292
Forward Currency Exchange
Contracts — 91 — 91
Futures Contracts* 339 — — 339
Total $ 1,421,713 $ 540,055 $ 127,915 $ 2,089,683
Liabilities
Options Written $ — $ 979 $ — $ 979
Forward Currency Exchange
Contracts — 6 — 6
Futures Contracts* 113 — — 113
Total $ 113 $ 985 $ — $ 1,098
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).

T. ROWE PRICE Spectrum Conservative Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at August 31, 2023, totaled $1,648,000 for the period ended
August 31, 2023.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/23
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
8/31/23
Investment in Securities
Common Stocks $ 1,299 $ 73 $ 174 $ (975) $ 571
Convertible Bonds 6 — — — 6
Convertible Preferred Stocks 2,924 (444) — (261) 2,219
Private Investment Companies 127,752 3,367 — (6,000) 125,119
Total $ 131,981 $ 2,996 $ 174 $ (7,236) $ 127,915
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 571 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Relative value —# —# —#
Enterprise
value to sales
multiple
1.7x
– 11.0x
6.4x Increase
Sales growth
rate
23%
– 168%
41% Increase
Enterprise
value to gross
profit multiple
4.7x
–13.4x
9.3x Increase
Gross profit
growth rate
24%
- 37%
26% Increase
Price-to-
earnings
multiple
8.4x
– 11.9x
10.3x Increase
Price-to-
earnings
growth rate
0% - 85% 43% Increase
Price to
tangible book
value multiple
0.8x
– 0.9x
0.9x Increase
Tangible book
value growth
rate
14% 14% Increase
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 37%
- 39%
37% Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Bonds
$ 6 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 2,219 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
—# —# —# —#
Probability
for potential
outcome
20%
- 50%
33% Increase
Enterprise
value to sales
multiple
1.0x
– 11.0x
4.9x Increase
Sales growth
rate
15%
- 168%
40% Increase
Projected
enterprise
value to sales
multiple
3.6x
- 22.6x
14.6x Increase
Projected
enterprise
value to gross
profit multiple
23.5x
- 30.5x
27.0x Increase
Enterprise
value to gross
profit multiple
2.3x
– 15.1x
9.9x Increase
Gross profit
growth rate
24%
- 51%
43% Increase
Enterprise
value to
EBITDA
multiple
7.5x 7.5x Increase
EBITDA
growth rate
65% 65% Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to
EBITDA
multiple
15.1x 15.1x Increase
Enterprise
value to gross
merchandise
value multiple
0.5x
– 0.6x
0.6x Increase
Gross
merchandise
value growth
rate
30% 30% Increase
Price-to-
earnings
multiple
8.4x
- 11.9x
10.3x Increase
Price-to-
earnings
growth rate
0% - 85% 43% Increase
Premium
to public
company
multiples
11%
– 36%
23% Increase
Rate of return 40% 40% Decrease
Discount rate
for cost of
capital
15%
- 40%
21% Decrease
Discount
for lack of
collectability
100% 100% Decrease
Discount for
uncertainty
70%
- 80%
72% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Spectrum Conservative Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Private
Investment
Companies
$ 125,119 Rollforward of
Investee NAV
Estimated
return
0.77% 0.77% Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F101-054Q1 08/23